As filed with the Securities and Exchange Commission on August 17, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 3.4%
44,279	B/E Aerospace, Inc.	$2,044,583
29,896	Cubic Corp.	1,200,623
62,118	HEICO Corp.	4,150,103
26,281	HEICO Corp. - Class A	1,409,976
		8,805,285
Airlines - 0.5%
30,332	Spirit Airlines, Inc. *	1,360,997

Auto Components - 0.4%
34,597	Motorcar Parts of America, Inc. *	940,347

Banks - 2.6%
65,874	Bank of the Ozarks, Inc.	2,471,593
93,373	PrivateBancorp, Inc.	4,111,213
		6,582,806
Building Products - 4.4%
69,380	Apogee Enterprises, Inc.	3,215,763
155,962	Continental Building Products, Inc. *	3,467,035
54,046	Patrick Industries, Inc. *	3,258,433
27,917	Trex Co., Inc. *	1,254,032
		11,195,263
Commercial Services & Supplies - 2.3%
34,056	Healthcare Services Group, Inc.	1,409,237
63,162	Waste Connections, Inc.	4,550,822
		5,960,059
Communications Equipment - 1.0%
139,166	Ciena Corp. *	2,609,363

Construction & Engineering - 6.1%
74,821	Dycom Industries, Inc. *	6,715,933
84,280	EMCOR Group, Inc.	4,151,633
215,633	MasTec, Inc. *	4,812,928
		15,680,494
Construction Materials - 3.0%
44,233	Eagle Materials, Inc.	3,412,576
240,515	Headwaters, Inc. *	4,314,839
		7,727,415
Distributors - 2.2%
175,250	LKQ Corp. *	5,555,425

Diversified Telecommunication Services - 1.3%
116,496	Zayo Group Holdings, Inc. *	3,253,733

Electrical Equipment - 0.8%
8,441	Acuity Brands, Inc.	2,093,030

Electronic Equipment, Instruments & Components - 2.3%
71,483	Fabrinet *	2,653,449
18,519	Littelfuse, Inc.	2,188,761
19,691	Zebra Technologies Corp. *	986,519
		5,828,729
Energy Equipment & Services - 1.0%
74,423	TETRA Technologies, Inc. *	474,075
39,764	U.S. Silica Holdings, Inc.	1,370,665
48,958	Unit Corp. *	761,786
		2,606,526
Food & Staples Retailing - 1.8%
35,322	Casey's General Stores, Inc.	4,645,196

Food Products - 2.1%
51,780	Treehouse Foods, Inc. *	5,315,217

Health Care Equipment & Supplies - 0.6%
33,700	Abaxis, Inc.	1,591,651

Health Care Providers & Services - 12.5%
40,644	AmSurg Corp. *	3,151,536
23,418	Athenahealth, Inc. *	3,231,918
118,103	Centene Corp. *	8,429,011
95,889	The Ensign Group, Inc.	2,014,628
186,573	Envision Healthcare Holdings, Inc. *	4,733,357
28,649	MEDNAX, Inc. *	2,075,047
124,866	VCA, Inc. *	8,442,190
		32,077,687
Health Care Technology - 3.1%
31,025	Imprivata, Inc. *	434,350
135,419	Omnicell, Inc. *	4,635,392
82,655	Veeva Systems, Inc. *	2,820,189
		7,889,931
Hotels, Restaurants & Leisure - 4.6%
22,142	Buffalo Wild Wings, Inc. *	3,076,631
89,108	Chuy's Holdings, Inc. *	3,084,028
150,964	Penn National Gaming, Inc. *	2,105,948
75,490	Texas Roadhouse, Inc.	3,442,344
		11,708,951
Insurance - 1.2%
52,378	Amerisafe, Inc.	3,206,581

Internet Software & Services - 2.9%
99,069	Envestnet, Inc. *	3,299,988
44,519	Marketo, Inc. *	1,550,152
86,250	New Relic, Inc. *	2,534,025
		7,384,165
IT Services - 5.7%
77,854	Acxiom Corp. *	1,712,010
114,366	Booz Allen Hamilton Holding Corp. - Class A	3,389,808
26,929	CACI International, Inc. *	2,434,651
110,783	Cardtronics, Inc. *	4,410,271
17,516	CSRA, Inc.	410,400
6,312	MAXIMUS, Inc.	349,495
21,063	WEX, Inc. *	1,867,656
		14,574,291

Life Sciences Tools & Services - 1.0%
37,794	ICON Plc *	2,645,958

Machinery - 1.3%
33,916	John Bean Technologies Corp.	2,076,338
10,357	Middleby Corp. *	1,193,644
		3,269,982
Marine - 1.0%
39,957	Kirby Corp. *	2,492,917

Pharmaceuticals - 2.6%
106,982	Heska Corp. *	3,976,521
95,862	Impax Laboratories, Inc. *	2,762,743
		6,739,264
Professional Services - 1.7%
15,333	CEB, Inc.	945,739
21,077	Korn/Ferry International	436,294
77,031	On Assignment, Inc. *	2,846,296
		4,228,329
Semiconductors & Semiconductor Equipment - 10.9%
71,311	CEVA, Inc. *	1,937,520
140,558	DSP Group, Inc. *	1,491,321
349,292	FormFactor, Inc. *	3,140,135
79,488	Inphi Corp. *	2,546,001
98,659	Integrated Device Technology, Inc. *	1,986,006
81,271	Microsemi Corp. *	2,655,936
81,345	Power Integrations, Inc.	4,072,944
35,759	Qorvo, Inc. *	1,976,042
363,515	Tower Semiconductor Ltd. *	4,514,856
152,033	Ultratech, Inc. *	3,492,198
		27,812,959
Software - 9.0%
53,711	ACI Worldwide, Inc. *	1,047,902
79,277	CommVault Systems, Inc. *	3,423,974
64,087	Globant S.A. *	2,521,823
76,008	Monotype Imaging Holdings, Inc.	1,872,077
15,704	NICE-Systems Ltd. - ADR	1,002,700
75,893	Pegasystems, Inc.	2,045,316
117,803	RealPage, Inc. *	2,630,541
151,691	Take-Two Interactive Software, Inc. *	5,752,123
17,221	Tyler Technologies, Inc. *	2,870,913
		23,167,369
Specialty Retail - 1.3%
48,163	Burlington Stores, Inc. *	3,212,954

Textiles, Apparel & Luxury Goods - 2.4%
56,674	Columbia Sportswear Co.	3,261,022
64,459	G-III Apparel Group Ltd. *	2,947,066
		6,208,088
TOTAL COMMON STOCKS
(Cost $213,062,963)		248,370,962

REAL ESTATE INVESTMENT TRUSTS - 0.2%
70,093	Global Medical REIT, Inc.	708,640
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $700,930)		708,640

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
8,723,305		SEI Daily Income Trust Government Fund - Class A, 0.168% (1)	8,723,305
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,723,305)			8,723,305

TOTAL INVESTMENTS IN SECURITIES - 100.6%
(Cost $222,487,198)			257,802,907
Liabilities in Excess of Other Assets - (0.6)%			(1,647,710)
TOTAL NET ASSETS - 100.0%			$256,155,197

	*	Non-income producing security.
	ADR	American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

		Cost of investments	$223,295,704
		Gross unrealized appreciation	41,719,729
		Gross unrealized depreciation	(7,212,526)
		Net unrealized appreciation	$34,507,203

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the TCM Small Cap Growth Fund's (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$248,370,962	$–	$–	$248,370,962
Real Estate Investment Trusts	708,640	–	–	708,640
Short-Term Investments	8,723,305	–	–	8,723,305
Total Investments in Securities	$257,802,907	$–	$–	$257,802,907

It is the Fund's policy to recognize transfers between level at the end of the Fund's reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended June 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.
TCM Small Cap Growth Fund 6.30.16 Form N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /a/ Elaine E. Richards
  Elaine E. Richards, President, Principal Executive Officer

Date  August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
  Elaine E. Richards, President, Principal Executive Officer

Date  August 15, 2016

By (Signature and Title)*   /s/ Eric C. VanAndel
   Eric C. VanAndel, Treasurer, Principal Financial Officer

Date  August 15, 2016

* Print the name and title of each signing officer under his or her signature.